Commitments and contingencies (Details)	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 138,788
2018	39,454
2019	627
2020 and thereafter	0
Operating Leases, Future Minimum Payments Due, Total	$ 178,869